Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Accrued gateway fees	$ 22	$ 2,356	$ 681
Payroll related accruals	1,540	1,235
Accrued legal and professional fees	2,850	1,342	330
Accrued taxes	295	528	1,357
Accrued legal settlement	1,598	0
Other	1,264	294	318
Total accrued liabilities	$ 7,569	$ 5,755	$ 3,350